Short-term Bank Borrowings - Credit facility (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2019	Jul. 31, 2018	Jul. 31, 2016
Credit facility
Short-term borrowings		$ 9,012,645
Credit facility
Credit facility
Total available credit amount		1,000,000
Credit facility, 2016
Credit facility
Total credit available under this facility	$ 6,000,000			$ 6,000,000
Amount borrowed		7,700,000
Amount repaid		$ 1,900,000
Weighted average interest rate of short-term borrowings (as a percent)		5.53%
Credit facility, 2018
Credit facility
Total credit available under this facility	$ 4,000,000		$ 4,000,000
Amount borrowed		$ 6,400,000
Amount repaid		$ 3,200,000
Weighted average interest rate of short-term borrowings (as a percent)		6.12%
PBOC rate, one year | Credit facility, 2016
Credit facility
Variable interest rate (as a percent)	1.31%
PBOC rate, one year | Credit facility, 2018
Credit facility
Variable interest rate (as a percent)	4.70%